Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operation	$ (8,085,796)	$ (7,258,886)	$ (7,387,225)
Net (loss) income discontinued operation, net of tax		573	(81,605)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	1,097,951	497,507	1,094,291
Allowance for advances to suppliers	237,419
Provision for inventories	25,427	40,353	168,017
Depreciation and amortization	950,065	1,182,974	1,003,846
Share-based compensation	379,487	1,260,339	440,625
Gain on short-term investments			(109,817)
Loss from disposal of subsidiaries		1,593,656
Share of gain loss of equity method investments	(31,076)	205,101	130,528
Loss from the disposal of property, plant and equipment	348,999		553,054
Impairment loss of Long-term equity investments	3,282,391
Impairment loss of goodwill	1,362,441	1,792,392
Fair value changes in contingent asset	265,205	(979,770)
Deferred tax expense (benefit)	(802,471)	(120,686)	526,461
Changes in operating assets and liabilities:
Accounts receivable	(5,365,863)	2,596,732	(2,492,075)
Notes receivable	(2,776)	31,191
Advances to suppliers	(4,764,026)	(2,144,491)	(4,206,570)
Inventories	302,941	(511,875)	327,317
Amounts due from related parties, current	76,950	(723,343)	(4,348,392)
Prepaid expenses and other current assets	1,097,063	(2,972,838)	417,866
Other non-current assets		(1,010,759)
Accounts payable	117,497	439,278	232,137
Advances from customers	(690,044)	247,213	884,717
Income tax payable	(30,027)	55,024	36,932
Amounts due to related parties, current	812,982
Lease liabilities	(54,288)	(149,582)
Accrued expenses and other payables	(839,184)	4,038,844	2,429,472
Net cash used in operating activities from continuing operations	(10,308,733)	(1,891,626)	(10,298,816)
Net cash (used in) provided by operating activities from discontinued operations			(56,214)
Net cash used in operating activities	(10,308,733)	(1,891,626)	(10,355,030)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(4,124,212)	(3,261,000)	(234,256)
Purchase of land use right		(1,729,035)	(1,538,733)
Cash paid for advances on customized equipment purchases		(7,221,017)
Maturities of a short-term investment			1,525,972
Proceeds from short-term investments	83,284		109,817
Purchase of a short-term investment	(1,557,104)
Purchase of long-term investments	(3,999,797)	(12,113,425)	(154,886)
Prepayment for intent long-term investment		(2,835,552)
Proceeds from disposal of property, plant and equipment	61,419
Loans to related parties	(6,805,149)	(5,142,327)	(4,730,513)
Collection of loans to related parties	3,738,045	6,596,215	534,090
Loans to third parties	(194,328)
Receipt of contingent asset in the acquisition of Changzhou Sixun	694,030
Net cash inflow from disposal of subsidiaries	861,291	5,089,321
Net cash outflow due to acquisition of Changzhou Sixun		(572,296)
Net cash used in investing activities from continuing operations	(11,242,521)	(21,189,116)	(4,488,509)
Net cash provided by investing activities from discontinued operations			7,434
Net cash used in investing activities	(11,242,521)	(21,189,116)	(4,481,075)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	5,635,523	1,034,977	3,051,944
Repayments of short-term borrowings	(1,596,269)	(2,835,552)	(305,194)
Proceeds from long-term borrowings	3,443,777	4,536,883
Loans from related parties	1,221,026	1,574,901	504,334
Repayments of loans from related parties	(904,665)	(89,919)
Loans from third parties	1,943,284
Repayment of loans from third parties	(1,110,448)
Collection of receivables from a shareholder		99,634	2,992,126
Cash receipts from equity issuance, net of issuance cost		31,848,983	8,000,000
Net cash provided by financing activities from continuing operations	8,632,228	36,169,907	14,243,210
Net cash provided by financing activities	8,632,228	36,169,907	14,243,210
Effect of exchange rate changes	124,338	(248,388)	(883,772)
Net (decrease) increase in cash, cash equivalents and restricted cash	(12,794,688)	12,840,777	(1,476,667)
Cash, cash equivalents and restricted cash, at beginning of year	17,253,995	4,413,218	5,889,885
Cash, cash equivalents and restricted cash, at end of year	4,459,307	17,253,995	4,413,218
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	3,472,161	17,253,120	4,389,990
Restricted cash	987,146	875	23,228
Total cash, cash equivalents, and restricted cash	4,459,307	17,253,995	4,413,218
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	38,063	2,485	6,553
Interest paid	413,803	40,007	398,750
Purchase price reallocation between property, plant and equipment and land use right			2,767,138
Shares issued for acquisition of Changzhou Sixun		8,080,448
Receivable accrued for the gain from the contingent assets in the acquisition of Changzhou Sixun	265,205	947,178
Increase of non-controlling interests from acquisition of Changzhou Sixun		273,698
Warrant shares exercised via cashless option	5,360	31,842
Recognition of right-of use assets and lease liabilities	$ 58,293